Note 10 - Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
For the period ended September 30, 2023 Paid or accrued to:	Management fees	Consulting fees	Share-based payments	Total
Key management personnel:
Current and former directors, officers and companies controlled by them	$228,900	$61,200	$575,625	$865,725
For the period ended September 30, 2022 Paid or accrued to:	Management fees	Investor relation fees	Share-based payments	Total
Key management personnel:
Current and former directors, officers and companies controlled by them	$139,569	$36,530	$300,666	$476,765

Disclosure of transactions between related parties [text block]
	As at September 30, 2023	As at March 31, 2023
Current and former directors, officers and companies controlled by them	$59,487	$112,975